Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues
Third party revenues	$ 59,814,987	¥ 415,295,453	¥ 266,182,435	¥ 204,497,122
Related party revenues	103,144,272	716,130,680	336,254,013	34,558,013
Total revenues	162,959,259	1,131,426,133	602,436,448	239,055,135
Business taxes and related surcharges	(535,171)	(3,715,689)	(7,427,171)	(1,378,386)
Net revenues	162,424,088	1,127,710,444	595,009,277	237,676,749
Operating cost and expenses:
Cost of revenues	(68,707,318)	(477,034,912)	(235,943,955)	(65,094,587)
Selling expenses	(34,177,946)	(237,297,482)	(87,091,525)	(35,233,118)
General and administrative expenses	(22,462,750)	(155,958,876)	(91,777,836)	(42,813,000)
Other operating income - government subsidy	5,384,680	37,385,834	23,684,945	14,438,658
Total operating cost and expenses	(119,963,334)	(832,905,436)	(391,128,371)	(128,702,047)
Income from operations	42,460,754	294,805,008	203,880,906	108,974,702
Gain from deconsolidation of subsidiaries				623,560
Interest income	534,771	3,712,918	2,794,977	1,143,937
Investment income	1,817,642	12,619,887	19,076,015	12,544,293
Gain from disposal of investment in affiliates			2,330,001
Interest expense				(91,382)
Realized exchange gain (loss)	(2,818)	(19,568)	2,095,199
Total other income	2,349,595	16,313,237	26,296,192	14,220,408
Income before taxes and gain from equity in affiliates	44,810,349	311,118,245	230,177,098	123,195,110
Income tax expense	(11,898,622)	(82,612,132)	(67,246,490)	(34,310,731)
Gain from equity in affiliates	221,708	1,539,316	4,333,847	476,516
Net income	33,133,435	230,045,429	167,264,455	89,360,895
Net income attributable to non-controlling interests	(3,235,138)	(22,461,561)	(13,787,949)	(1,574,887)
Net income attributable to Jupai shareholders	29,898,297	207,583,868	153,476,506	87,786,008
Deemed dividend on Series B convertible redeemable preferred shares				(46,198,890)
Net income attribute to ordinary shareholders	$ 29,898,297	¥ 207,583,868	¥ 153,476,506	¥ 41,587,118
Net income per share:
Basic (in dollars per share) | (per share)	$ 0.16	¥ 1.08	¥ 1.06	¥ 0.36
Diluted (in dollars per share) | (per share)	$ 0.15	¥ 1.03	¥ 1.01	¥ 0.36
Weighted average number of shares used in computation:
Basic (in shares) | shares	192,674,014	192,674,014	114,124,300	83,683,960
Diluted (in shares) | shares	200,765,917	200,765,917	119,598,947	114,445,361